Plant and Equipment - Schedule of Plant and Equipment (Details) (Huale Group Co.Limited) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost, Beginning balance	$ 614,668
Cost, Additions during the year	6,177	4,200
Cost, Effects of currency translation	(8,824)	(8,083)
Cost, Ending balance	612,021	614,668
Accumulated depreciation, Beginning balance	247,184
Accumulated depreciation, Depreciation during the year	70,245	71,736
Accumulated depreciation, Effects of currency translation	(3,548)	(3,247)
Accumulated depreciation, Ending balance	313,881	247,184
Net book value	298,140	367,484
Computer Equipment [Member]
Cost, Beginning balance	368
Cost, Additions during the year		368
Cost, Effects of currency translation	(5)
Cost, Ending balance	363	368
Accumulated depreciation, Beginning balance
Accumulated depreciation, Depreciation during the year
Accumulated depreciation, Effects of currency translation
Accumulated depreciation, Ending balance
Net book value	363	368
Furniture and Fittings [Member]
Cost, Beginning balance	651
Cost, Additions during the year	518
Cost, Effects of currency translation	(9)	(9)
Cost, Ending balance	1,160	651
Accumulated depreciation, Beginning balance	374
Accumulated depreciation, Depreciation during the year	107	109
Accumulated depreciation, Effects of currency translation	(5)	(5)
Accumulated depreciation, Ending balance	476	374
Net book value	684	277
Office Equipment [Member]
Cost, Beginning balance	1,142
Cost, Additions during the year
Cost, Effects of currency translation	(16)	(15)
Cost, Ending balance	1,126	1,142
Accumulated depreciation, Beginning balance	588
Accumulated depreciation, Depreciation during the year	188	193
Accumulated depreciation, Effects of currency translation	(8)	(8)
Accumulated depreciation, Ending balance	768	588
Net book value	358	554
Leasehold Improvement [Member]
Cost, Beginning balance	612,507
Cost, Additions during the year	5,659	3,832
Cost, Effects of currency translation	(8,794)	(8,059)
Cost, Ending balance	609,372	612,507
Accumulated depreciation, Beginning balance	246,222
Accumulated depreciation, Depreciation during the year	69,950	71,434
Accumulated depreciation, Effects of currency translation	(3,535)	(3,234)
Accumulated depreciation, Ending balance	312,637	246,222
Net book value	296,735	366,285
Huale Group Co., Ltd ("HGL") [Member]
Cost, Beginning balance	614,668
Cost, Additions during the year	6,177
Cost, Effects of currency translation	(8,824)
Cost, Ending balance	612,021	614,668
Accumulated depreciation, Beginning balance	247,184
Accumulated depreciation, Depreciation during the year	70,245
Accumulated depreciation, Effects of currency translation	(3,548)
Accumulated depreciation, Ending balance	313,881	247,184
Net book value	298,140	367,484
Huale Group Co., Ltd ("HGL") [Member] | Computer Equipment [Member]
Cost, Beginning balance	368
Cost, Additions during the year
Cost, Effects of currency translation	(5)
Cost, Ending balance	363	368
Accumulated depreciation, Beginning balance
Accumulated depreciation, Depreciation during the year
Accumulated depreciation, Effects of currency translation
Accumulated depreciation, Ending balance
Net book value	363	368
Huale Group Co., Ltd ("HGL") [Member] | Furniture and Fittings [Member]
Cost, Beginning balance	651
Cost, Additions during the year	518
Cost, Effects of currency translation	(9)
Cost, Ending balance	1,160	651
Accumulated depreciation, Beginning balance	374
Accumulated depreciation, Depreciation during the year	107
Accumulated depreciation, Effects of currency translation	(5)
Accumulated depreciation, Ending balance	476	374
Net book value	684	277
Huale Group Co., Ltd ("HGL") [Member] | Office Equipment [Member]
Cost, Beginning balance	1,142
Cost, Additions during the year
Cost, Effects of currency translation	(16)
Cost, Ending balance	1,126	1,142
Accumulated depreciation, Beginning balance	588
Accumulated depreciation, Depreciation during the year	188
Accumulated depreciation, Effects of currency translation	(8)
Accumulated depreciation, Ending balance	768	588
Net book value	358	554
Huale Group Co., Ltd ("HGL") [Member] | Leasehold Improvement [Member]
Cost, Beginning balance	612,507
Cost, Additions during the year	5,659
Cost, Effects of currency translation	(8,794)
Cost, Ending balance	609,372	612,507
Accumulated depreciation, Beginning balance	246,222
Accumulated depreciation, Depreciation during the year	69,950
Accumulated depreciation, Effects of currency translation	(3,535)
Accumulated depreciation, Ending balance	312,637	246,222
Net book value	$ 296,736	$ 366,285